EMPLOYEE SHARE OPTIONS (Schedule of Assumptions Used) (Details)	1 Months Ended
Sep. 30, 2011
EMPLOYEE SHARE OPTIONS [Abstract]
Risk-free interest rate	0.96%
Dividend yield
Expected volatility range	43.98%
Expected term	5 years 3 months